Credit quality of derivative assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Credit quality of derivative assets [Line Items]
Derivative assets	₩ 2,829,274	₩ 1,793,613
Internal credit grades
Disclosure of Credit quality of derivative assets [Line Items]
Derivative assets	2,829,274	1,793,613
Grade 1
Disclosure of Credit quality of derivative assets [Line Items]
Derivative assets	2,377,548	1,687,005
Grade 2
Disclosure of Credit quality of derivative assets [Line Items]
Derivative assets	₩ 451,726	₩ 106,608